Property and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leafly Holdings, Inc.[Member]
Property and Equipment, Net (Details) [Line Items]
Recognized depreciation expense	$ 138	$ 162	$ 312	$ 216